PENSION COSTS (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2025 HKD ($)
Retirement Benefits [Abstract]
Contribution to the defined benefit amount	$ 25,594	$ 199,148	$ 217,317	$ 171,064
Eligible employees to be retired date	May 01, 2025	May 01, 2025
Reckonable years of service amount	$ 50,123				$ 390,000